EARNINGS PER SHARE (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Basic Earnings Per Share
Net income	$ 1,675,000	$ 1,720,000	$ 1,904,000	$ 1,772,000	$ 961,000	$ 1,367,000	$ 1,785,000	$ 1,709,000	$ 7,070,718	$ 5,821,874	$ 7,007,562
Weighted average common shares outstanding									2,720,838	2,704,606	2,705,456
Basic earnings per share (in dollars per share)	$ 0.61	$ 0.63	$ 0.70	$ 0.66	$ 0.35	$ 0.51	$ 0.66	$ 0.63	$ 2.60	$ 2.15	$ 2.59
Diluted Earnings Per Share
Net income	$ 1,675,000	$ 1,720,000	$ 1,904,000	$ 1,772,000	$ 961,000	$ 1,367,000	$ 1,785,000	$ 1,709,000	$ 7,070,718	$ 5,821,874	$ 7,007,562
Weighted average common shares outstanding									2,720,838	2,704,606	2,705,456
Add effect of dilutive shares										3,980	2,146
Weighted average common and dilutive potential common shares outstanding									2,720,838	2,708,586	2,707,602
Diluted earnings per share (in dollars per share)	$ 0.61	$ 0.63	$ 0.70	$ 0.66	$ 0.35	$ 0.51	$ 0.66	$ 0.63	$ 2.60	$ 2.15	$ 2.59